Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 0.7%
Security	Shares	Value
Energy — 0.3%
Ascent CNR Corp., Class A(1)(2)	32,029,863	$ 8,968,362
Energy Transfer LP	275,000	5,632,000
		$ 14,600,362
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 12,951,939
		$ 12,951,939
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Healthcare — 0.1%
Endo, Inc.(3)	218,020	$ 5,755,728
		$ 5,755,728
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(2)(3)	387,716	$ 7,172,746
		$ 7,172,746
Total Common Stocks (identified cost $20,132,555)		$ 40,480,775

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$8,290	$ 7,772,701
		$ 7,772,701
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(4)	$19,038	$ 18,087,571
		$ 18,087,571
Total Convertible Bonds (identified cost $25,531,321)		$ 25,860,272

Corporate Bonds — 86.7%
Security	Principal Amount* (000's omitted)		Value
Aerospace — 2.9%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)		11,088	$ 11,250,328
Bombardier, Inc.:
7.00%, 6/1/32(4)		7,225	7,376,450
7.25%, 7/1/31(4)		8,710	9,004,650
7.875%, 4/15/27(4)		2,798	2,809,696
8.75%, 11/15/30(4)		11,185	12,057,408
BWX Technologies, Inc.:
4.125%, 6/30/28(4)		9,145	8,677,861
4.125%, 4/15/29(4)		7,743	7,295,145
Moog, Inc., 4.25%, 12/15/27(4)		11,173	10,744,967
Rolls-Royce PLC:
3.625%, 10/14/25(4)		200	198,262
5.75%, 10/15/27(4)		13,797	14,010,909
Science Applications International Corp., 4.875%, 4/1/28(4)		17,035	16,516,707
TransDigm, Inc.:
4.625%, 1/15/29		12,870	12,194,142
5.50%, 11/15/27		20,169	19,990,192
6.375%, 3/1/29(4)		6,785	6,861,474
6.625%, 3/1/32(4)		10,835	11,033,508
6.75%, 8/15/28(4)		17,349	17,678,093
			$ 167,699,792
Air Transportation — 0.8%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		16,250	$ 16,224,409
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(4)		26,948	24,722,906
9.50%, 6/1/28(4)		4,439	4,570,932
			$ 45,518,247
Automotive & Auto Parts — 2.3%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)		22,788	$ 22,597,681
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	23,968	24,895,492
6.75%, 2/15/30(4)		7,638	7,764,829
8.50%, 5/15/27(4)		16,507	16,620,320
Ford Motor Co., 4.75%, 1/15/43		17,531	13,880,947
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		13,448	12,560,580
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		22,690	19,757,100
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		17,454	18,082,338
			$ 136,159,287

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting — 0.6%
Playtika Holding Corp., 4.25%, 3/15/29(4)		14,461	$ 13,351,410
Sinclair Television Group, Inc., 8.125%, 2/15/33(4)(6)		10,215	10,279,162
Townsquare Media, Inc., 6.875%, 2/1/26(4)		10,297	10,303,930
			$ 33,934,502
Building Materials — 3.1%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		26,747	$ 24,136,699
5.00%, 3/1/30(4)		8,286	7,939,726
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)		21,533	19,187,788
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		7,025	6,704,809
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)(6)		21,837	21,918,670
6.75%, 3/1/33(4)(6)		12,570	12,617,137
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		27,640	27,425,867
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)		7,140	7,215,777
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	2,250	2,293,219
3.375%, 1/15/31(4)		15,417	13,507,884
4.375%, 7/15/30(4)		21,439	19,924,429
4.75%, 1/15/28(4)		5,450	5,306,400
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(4)		10,997	11,869,887
			$ 180,048,292
Cable & Satellite TV — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		11,207	$ 9,949,696
4.25%, 1/15/34(4)		22,372	18,294,367
4.50%, 8/15/30(4)		47,451	43,202,497
4.75%, 3/1/30(4)		12,571	11,651,909
5.375%, 6/1/29(4)		4,814	4,655,857
6.375%, 9/1/29(4)		18,913	18,936,584
CSC Holdings LLC:
3.375%, 2/15/31(4)		11,616	8,454,963
4.125%, 12/1/30(4)		7,542	5,700,763
5.50%, 4/15/27(4)		8,815	8,168,791
11.75%, 1/31/29(4)		10,259	10,215,007
DISH Network Corp., 11.75%, 11/15/27(4)		11,514	12,166,729
			$ 151,397,163
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(4)		11,164	$ 11,451,306
Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(7)		14,105	$ 14,605,248
Calderys Financing LLC, 11.25%, 6/1/28(4)		23,813	25,511,986
Chart Industries, Inc., 9.50%, 1/1/31(4)		19,416	20,952,077
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(4)		8,811	7,191,546
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		18,065	18,294,986
ESAB Corp., 6.25%, 4/15/29(4)		11,457	11,625,544
Madison IAQ LLC, 5.875%, 6/30/29(4)		16,182	15,616,617
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		14,923	14,234,718
6.375%, 11/1/32(4)		10,450	10,312,665
			$ 149,796,693
Chemicals — 2.3%
Avient Corp.:
6.25%, 11/1/31(4)		9,447	$ 9,434,249
7.125%, 8/1/30(4)		18,444	18,950,140
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		14,858	15,555,157
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		18,708	18,574,618
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		14,170	13,186,502
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		25,901	27,454,231
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	13,094	13,125,460
2.625%, 2/1/29(4)	EUR	1,150	1,152,763
Valvoline, Inc., 3.625%, 6/15/31(4)		16,879	14,653,433
			$ 132,086,553
Consumer Products — 1.3%
Acushnet Co., 7.375%, 10/15/28(4)		11,589	$ 12,048,655
Edgewell Personal Care Co., 4.125%, 4/1/29(4)		13,670	12,809,606
Masterbrand, Inc., 7.00%, 7/15/32(4)		22,871	23,399,709
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		2,728	2,348,861
Tempur Sealy International, Inc.:
3.875%, 10/15/31(4)		25,171	22,126,829
4.00%, 4/15/29(4)		6,005	5,594,809
			$ 78,328,469
Containers — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	10,550	$ 9,460,216

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC: (continued)
4.00%, 9/1/29(4)	11,917	$ 10,413,947
Berry Global, Inc., 5.625%, 7/15/27(4)	9,830	9,852,118
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)	16,134	14,589,639
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	5,005	4,931,079
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,705	5,694,114
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)	14,712	14,358,912
Trivium Packaging Finance BV, 8.50%, 8/15/27(4)	8,340	8,351,292
		$ 77,651,317
Diversified Financial Services — 3.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)	15,568	$ 14,975,870
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)	13,523	14,166,654
CI Financial Corp., 4.10%, 6/15/51	12,900	8,990,810
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)	22,787	22,073,117
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	16,629	17,255,681
Focus Financial Partners LLC, 6.75%, 9/15/31(4)	16,675	16,773,766
Hightower Holding LLC, 9.125%, 1/31/30(4)	15,204	16,035,682
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/29(4)	9,693	9,160,509
6.125%, 11/1/32(4)	14,480	14,419,200
Macquarie Airfinance Holdings Ltd.:
6.50%, 3/26/31(4)	5,835	6,052,313
8.125%, 3/30/29(4)	15,828	16,714,352
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)	5,450	5,203,364
3.625%, 3/1/29(4)	20,814	19,039,476
4.00%, 10/15/33(4)	2,160	1,827,963
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	11,559	11,876,503
		$ 194,565,260
Diversified Media — 1.7%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	6,084	$ 5,689,992
6.125%, 12/1/28(4)	20,463	18,554,905
Cars.com, Inc., 6.375%, 11/1/28(4)	15,581	15,602,237
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(4)	21,045	19,531,610
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc.: (continued)
7.875%, 4/1/30(4)	12,711	$ 13,168,342
CMG Media Corp., 8.875%, 6/18/29(4)	5,590	4,518,006
Stagwell Global LLC, 5.625%, 8/15/29(4)	20,322	19,627,434
		$ 96,692,526
Energy — 8.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	15,375	$ 15,780,208
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(4)	19,185	19,194,389
Civitas Resources, Inc., 8.625%, 11/1/30(4)	20,287	21,519,577
DT Midstream, Inc., 4.125%, 6/15/29(4)	13,861	13,115,777
Energy Transfer LP, 5.00%, 5/15/50	13,980	11,885,181
EQM Midstream Partners LP:
4.50%, 1/15/29(4)	13,489	13,014,523
4.75%, 1/15/31(4)	11,843	11,283,756
6.50%, 7/1/27(4)	6,808	6,952,248
7.50%, 6/1/30(4)	10,115	10,902,979
Expand Energy Corp., 4.75%, 2/1/32	16,541	15,441,968
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(4)	13,576	14,180,960
Kinetik Holdings LP, 5.875%, 6/15/30(4)	17,417	17,291,794
Matador Resources Co., 6.50%, 4/15/32(4)	14,740	14,786,225
Parkland Corp.:
4.50%, 10/1/29(4)	4,984	4,675,816
4.625%, 5/1/30(4)	16,642	15,500,294
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	18,688	18,562,252
6.25%, 2/1/33(4)	9,920	9,950,196
7.00%, 1/15/32(4)	12,443	12,781,537
Plains All American Pipeline LP, Series B, 8.895%, (3 mo. SOFR + 4.372%)(8)(10)	19,633	19,658,592
Precision Drilling Corp.:
6.875%, 1/15/29(4)	7,736	7,808,765
7.125%, 1/15/26(4)	2,571	2,579,309
SM Energy Co., 7.00%, 8/1/32(4)	11,275	11,267,652
Sunoco LP, 7.25%, 5/1/32(4)	11,440	11,944,573
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	4,087	3,900,922
4.50%, 4/30/30	18,621	17,524,363
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	17,650	16,270,299
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	5,266	5,286,796
Transocean, Inc., 8.75%, 2/15/30(4)	5,354	5,587,757

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.:
7.00%, 1/15/30(4)	8,540	$ 8,733,892
8.125%, 6/1/28(4)	11,255	11,769,061
8.375%, 6/1/31(4)	18,041	18,998,725
9.00% to 9/30/29(4)(8)(9)	23,781	24,796,639
9.50%, 2/1/29(4)	16,364	18,251,260
9.875%, 2/1/32(4)	3,544	3,903,535
Vital Energy, Inc.:
7.875%, 4/15/32(4)	7,611	7,511,607
9.75%, 10/15/30	10,446	11,111,243
Weatherford International Ltd., 8.625%, 4/30/30(4)	12,836	13,320,418
		$ 467,045,088
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)	16,425	$ 16,114,597
7.00%, 8/1/32(4)	10,685	10,988,133
		$ 27,102,730
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	4,475	$ 4,423,256
5.125%, 7/15/29(4)	4,845	4,704,045
6.375%, 2/1/31(4)	6,311	6,407,186
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	19,165	18,086,112
3.75%, 8/1/25(4)	7,805	7,761,034
4.75%, 6/15/29(4)	28,603	27,579,716
Reworld Holding Corp.:
4.875%, 12/1/29(4)	11,831	11,030,269
5.00%, 9/1/30	7,210	6,712,183
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	7,150	7,316,516
		$ 94,020,317
Food & Drug Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	17,635	$ 16,961,694
5.875%, 2/15/28(4)	8,075	8,069,630
7.50%, 3/15/26(4)	4,400	4,409,399
Ingles Markets, Inc., 4.00%, 6/15/31(4)	16,982	15,196,470
		$ 44,637,193
Food, Beverage & Tobacco — 4.3%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	16,072	$ 16,680,052
Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco (continued)
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	25,260	$ 26,442,168
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(4)(7)	25,951	28,170,719
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	13,343	12,978,417
7.625%, 7/1/29(4)	23,546	24,608,113
Darling Ingredients, Inc., 6.00%, 6/15/30(4)	12,596	12,544,676
Performance Food Group, Inc.:
4.25%, 8/1/29(4)	26,257	24,718,271
6.125%, 9/15/32(4)	9,990	10,023,476
Pilgrim's Pride Corp.:
3.50%, 3/1/32	22,122	19,173,859
6.875%, 5/15/34	7,650	8,192,071
Post Holdings, Inc., 6.25%, 2/15/32(4)	11,918	11,941,872
Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	20,339	20,219,000
U.S. Foods, Inc., 4.75%, 2/15/29(4)	17,581	17,022,960
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(4)	14,776	14,482,203
		$ 247,197,857
Gaming — 2.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	20,191	$ 21,059,284
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	5,760	5,441,553
6.00%, 10/15/32(4)	11,360	11,055,376
6.50%, 2/15/32(4)	10,640	10,779,150
7.00%, 2/15/30(4)	7,130	7,353,711
8.125%, 7/1/27(4)	8,749	8,847,050
Churchill Downs, Inc., 5.75%, 4/1/30(4)	17,060	16,863,448
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	16,834	17,318,973
International Game Technology PLC:
5.25%, 1/15/29(4)	11,610	11,431,728
6.25%, 1/15/27(4)	10,967	11,126,186
Light & Wonder International, Inc., 7.00%, 5/15/28(4)	18,466	18,556,650
		$ 139,833,109
Healthcare — 8.6%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)	5,845	$ 5,582,263
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)	7,829	7,141,157
4.625%, 10/1/27(4)	1,570	1,522,254
athenahealth Group, Inc., 6.50%, 2/15/30(4)	49,991	48,403,781

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Avantor Funding, Inc., 3.875%, 7/15/28(5)	EUR	10,850	$ 11,279,417
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)		13,283	9,130,402
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		14,311	15,325,707
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		10,645	10,700,109
HealthEquity, Inc., 4.50%, 10/1/29(4)		19,730	18,643,727
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		30,764	32,836,601
IQVIA, Inc.:
2.25%, 3/15/29(5)	EUR	6,633	6,541,556
5.00%, 5/15/27(4)		11,074	10,977,007
6.50%, 5/15/30(4)		8,363	8,540,396
LifePoint Health, Inc.:
4.375%, 2/15/27(4)		7,557	7,556,804
5.375%, 1/15/29(4)		26,650	23,617,270
9.875%, 8/15/30(4)		8,380	8,950,158
10.00%, 6/1/32(4)		3,880	3,787,273
Medline Borrower LP, 5.25%, 10/1/29(4)		45,264	43,888,066
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)		19,621	17,797,365
3.875%, 5/15/32(4)		8,251	7,263,878
6.25%, 1/15/33(4)		9,255	9,197,273
Option Care Health, Inc., 4.375%, 10/31/29(4)		20,983	19,637,577
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(4)(7)		8,053	8,321,158
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		18,023	17,005,488
4.90%, 12/15/44		5,983	4,642,647
Prestige Brands, Inc., 3.75%, 4/1/31(4)		8,014	7,130,603
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)		11,488	11,473,744
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)(7)		17,369	18,953,610
Tenet Healthcare Corp.:
4.375%, 1/15/30		2,505	2,345,568
5.125%, 11/1/27		12,794	12,664,480
6.125%, 10/1/28		16,666	16,688,016
6.875%, 11/15/31		9,134	9,431,019
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		39,016	28,551,901
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)		22,863	23,278,055
Varex Imaging Corp., 7.875%, 10/15/27(4)		6,765	7,004,921
			$ 495,811,251
Homebuilders & Real Estate — 3.3%
Artera Services LLC, 8.50%, 2/15/31(4)		15,935	$ 15,756,287
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	7,522	$ 6,992,808
4.625%, 4/1/30(4)	11,328	10,441,412
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(4)	8,802	8,918,970
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)	19,933	18,947,325
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	13,307	13,425,616
8.875%, 9/1/31(4)	9,265	9,987,290
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	21,967	23,284,317
M/I Homes, Inc., 4.95%, 2/1/28	11,706	11,528,697
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	5,875	5,504,929
4.625%, 3/15/30(4)	16,093	14,969,886
7.375%, 2/15/31(4)	14,940	15,666,846
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(4)	4,520	4,516,439
TopBuild Corp., 4.125%, 2/15/32(4)	17,735	15,877,468
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(4)	2,441	2,373,381
4.50%, 9/1/26(4)	6,735	6,672,981
5.75%, 2/1/27(4)	4,084	4,125,146
		$ 188,989,798
Insurance — 1.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	3,853	$ 3,858,637
6.75%, 10/15/27(4)	33,823	33,698,193
7.00%, 1/15/31(4)	8,033	8,180,562
7.375%, 10/1/32(4)	2,645	2,705,964
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	15,943	17,272,264
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	17,122	17,545,752
Ryan Specialty LLC, 5.875%, 8/1/32(4)	14,587	14,463,613
		$ 97,724,985
Leisure — 3.6%
Boyne USA, Inc., 4.75%, 5/15/29(4)	14,335	$ 13,637,898
Carnival Corp., 6.00%, 5/1/29(4)	34,712	34,800,793
Motion Finco SARL, 8.375%, 2/15/32(4)(6)	12,705	12,793,160
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	1,753	1,760,512
5.875%, 2/15/27(4)	5,878	5,908,642

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
NCL Corp. Ltd.: (continued)
6.75%, 2/1/32(4)	15,375	$ 15,624,673
7.75%, 2/15/29(4)	15,105	16,057,612
NCL Finance Ltd., 6.125%, 3/15/28(4)	10,638	10,752,146
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	6,065	5,806,849
6.00%, 2/1/33(4)	17,382	17,530,529
6.25%, 3/15/32(4)	14,285	14,543,458
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	15,199	14,778,444
Viking Cruises Ltd.:
5.875%, 9/15/27(4)	25,312	25,280,694
6.25%, 5/15/25(4)	9,480	9,487,638
7.00%, 2/15/29(4)	7,222	7,297,116
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	4,638	4,594,684
		$ 210,654,848
Metals & Mining — 3.0%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	32,777	$ 36,635,181
Constellium SE, 3.75%, 4/15/29(4)	16,871	15,395,012
Eldorado Gold Corp., 6.25%, 9/1/29(4)	14,223	14,051,269
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)	22,690	24,007,812
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	12,891,380
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	9,850	9,749,418
6.125%, 4/1/29(4)	5,978	5,995,474
New Gold, Inc., 7.50%, 7/15/27(4)	13,412	13,502,719
Novelis Corp.:
3.25%, 11/15/26(4)	7,535	7,288,049
3.875%, 8/15/31(4)	4,089	3,585,492
4.75%, 1/30/30(4)	16,882	15,873,230
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	15,218	14,333,448
		$ 173,308,484
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(4)	9,135	$ 9,083,361
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	4,755	4,684,291
7.375%, 9/1/31(4)	7,785	8,106,981
8.00%, 8/1/29(4)	19,785	20,151,986
		$ 42,026,619
Security	Principal Amount* (000's omitted)	Value
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	12,165	$ 12,621,175
		$ 12,621,175
Restaurant — 1.4%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	18,605	$ 17,771,885
4.00%, 10/15/30(4)	23,200	21,027,056
4.375%, 1/15/28(4)	8,402	8,089,040
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)	18,056	19,360,275
Yum! Brands, Inc., 3.625%, 3/15/31	17,756	15,905,425
		$ 82,153,681
Services — 6.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	17,818	$ 17,554,304
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	6,425	6,594,061
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	14,878	13,782,201
9.75%, 7/15/27(4)	15,748	15,857,228
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	12,722	12,139,717
APi Group DE, Inc., 4.75%, 10/15/29(4)	15,963	15,158,267
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)	10,999	11,055,029
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	15,626	14,664,698
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	7,421	7,918,845
Gartner, Inc.:
3.625%, 6/15/29(4)	4,186	3,922,449
4.50%, 7/1/28(4)	8,049	7,864,918
Imola Merger Corp., 4.75%, 5/15/29(4)	28,747	27,440,222
Korn Ferry, 4.625%, 12/15/27(4)	14,068	13,711,376
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	15,655	14,814,939
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	11,000	11,286,748
7.75%, 3/15/31(4)	4,087	4,308,609
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	18,702	19,153,747
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(4)	15,399	15,538,669
VT Topco, Inc., 8.50%, 8/15/30(4)	22,802	24,182,570
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	26,713	26,721,372
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	8,758	8,932,985
6.625%, 3/15/32(4)	8,812	9,020,571
7.25%, 6/15/28(4)	8,696	8,866,520

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
White Cap Buyer LLC, 6.875%, 10/15/28(4)	12,285	$ 12,304,496
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	26,988	28,579,941
		$ 351,374,482
Steel — 0.7%
Allegheny Ludlum LLC, 6.95%, 12/15/25	9,369	$ 9,465,634
ATI, Inc., 5.875%, 12/1/27	2,697	2,688,867
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(4)	13,980	13,913,901
TMS International Corp., 6.25%, 4/15/29(4)	13,149	12,460,593
		$ 38,528,995
Super Retail — 3.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	5,684	$ 5,406,817
4.75%, 3/1/30	9,195	8,736,762
5.00%, 2/15/32(4)	2,378	2,226,654
Bath & Body Works, Inc.:
6.75%, 7/1/36	4,233	4,325,762
6.875%, 11/1/35	1,827	1,886,878
6.95%, 3/1/33	10,748	10,929,598
Champ Acquisition Corp., 8.375%, 12/1/31(4)	14,297	14,925,713
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	17,820	18,664,882
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	12,111	12,729,230
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	11,459	10,883,052
6.375%, 1/15/30(4)	4,810	4,900,943
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	7,899	7,599,433
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	15,122	14,356,406
8.25%, 8/1/31(4)	2,693	2,829,845
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	7,149	6,639,155
4.375%, 1/15/31(4)	10,684	9,845,829
4.625%, 12/15/27(4)	4,222	4,101,852
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	29,052	28,195,239
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	11,241	10,784,991
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	12,675	11,950,676
4.875%, 11/15/31(4)	10,294	9,500,972
		$ 201,420,689
Security	Principal Amount* (000's omitted)		Value
Technology — 3.4%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(4)		2,151	$ 2,045,108
Ciena Corp., 4.00%, 1/31/30(4)		14,395	13,302,279
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)		10,020	9,858,313
9.00%, 9/30/29(4)		28,076	28,775,710
Coherent Corp., 5.00%, 12/15/29(4)		12,195	11,745,342
Ellucian Holdings, Inc., 6.50%, 12/1/29(4)		14,263	14,384,635
Fair Isaac Corp., 4.00%, 6/15/28(4)		14,364	13,696,074
Insight Enterprises, Inc., 6.625%, 5/15/32(4)		13,605	13,844,026
McAfee Corp., 7.375%, 2/15/30(4)		21,727	21,426,035
ON Semiconductor Corp., 3.875%, 9/1/28(4)		15,579	14,707,445
Seagate HDD Cayman:
4.091%, 6/1/29		3,723	3,510,298
9.625%, 12/1/32		7,787	8,858,172
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)		16,844	14,876,808
6.625%, 7/15/32(4)		4,540	4,573,133
VM Consolidated, Inc., 5.50%, 4/15/29(4)		20,362	19,784,332
			$ 195,387,710
Telecommunications — 2.7%
Altice Financing SA:
5.00%, 1/15/28(4)		8,859	$ 7,173,705
5.75%, 8/15/29(4)		5,699	4,462,306
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(4)		3,744	3,360,532
EchoStar Corp., 10.75%, 11/30/29		13,037	14,063,207
Iliad Holding SASU:
7.00%, 10/15/28(4)		5,008	5,102,731
7.00%, 4/15/32(4)		9,600	9,745,997
8.50%, 4/15/31(4)		7,595	8,160,714
Sable International Finance Ltd., 7.125%, 10/15/32(4)		7,561	7,398,892
Virgin Media Finance PLC, 5.00%, 7/15/30(4)		10,049	8,764,499
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)		13,914	12,352,529
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	7,258	8,420,430
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		12,243	11,699,146
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)		10,402	9,154,871
7.75%, 4/15/32(4)		7,260	7,368,326
Zegona Finance PLC, 8.625%, 7/15/29(4)		23,567	25,217,279

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Ziggo Bond Co. BV, 5.125%, 2/28/30(4)	9,186	$ 8,363,999
Ziggo BV, 4.875%, 1/15/30(4)	5,796	5,433,813
		$ 156,242,976
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	19,919	$ 18,388,437
		$ 18,388,437
Utility — 4.9%
Alpha Generation LLC, 6.75%, 10/15/32(4)	29,326	$ 29,670,003
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(4)	6,935	6,574,055
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)	11,535	11,375,156
Calpine Corp.:
4.50%, 2/15/28(4)	8,929	8,670,854
5.00%, 2/1/31(4)	12,773	12,207,205
5.125%, 3/15/28(4)	12,610	12,391,910
Clearway Energy Operating LLC, 3.75%, 2/15/31(4)	7,461	6,612,892
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)	15,872	14,998,191
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	9,063	8,274,164
NRG Energy, Inc.:
3.375%, 2/15/29(4)	7,148	6,546,386
3.625%, 2/15/31(4)	11,913	10,507,094
3.875%, 2/15/32(4)	9,445	8,303,807
5.25%, 6/15/29(4)	5,370	5,235,358
6.00%, 2/1/33(4)	12,525	12,245,232
6.25%, 11/1/34(4)	8,345	8,227,895
10.25% to 3/15/28(4)(8)(9)	16,715	18,563,478
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	11,699	11,068,262
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(4)	13,481	12,271,292
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	5,450	5,039,732
5.00%, 1/31/28(4)	15,022	14,487,092
TransAlta Corp., 7.75%, 11/15/29	15,091	15,682,416
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	10,260	9,747,222
5.00%, 7/31/27(4)	23,679	23,363,127
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Vistra Operations Co. LLC: (continued)
6.875%, 4/15/32(4)	14,100	$ 14,519,122
		$ 286,581,945
Total Corporate Bonds (identified cost $5,018,188,958)		$5,014,930,470

Preferred Stocks — 0.8%
Security	Principal Amount/ Shares	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(2)(3)	$15,830,000	$ 16,041,046
		$ 16,041,046
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	1,111,324	$ 28,538,800
		$ 28,538,800
Total Preferred Stocks (identified cost $46,332,704)		$ 44,579,846

Senior Floating-Rate Loans — 7.0%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 7.079%, (SOFR + 2.75%), 8/24/28		14,813	$ 14,898,420
			$ 14,898,420
Automotive & Auto Parts — 0.6%
Clarios Global LP:
Term Loan, 5.773%, (EURIBOR + 3.00%), 7/16/31(12)	EUR	22,305	$ 23,160,966
Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30		12,380	12,384,767
			$ 35,545,733

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Broadcasting — 0.0%(13)
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(14)	1,670	$ 1,679,267
		$ 1,679,267
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 3/8/29	19,256	$ 19,015,634
		$ 19,015,634
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	12,126	$ 12,175,417
Term Loan, 8/4/31(14)	5,486	5,512,200
		$ 17,687,617
Diversified Media — 0.1%
CMG Media Corp., Term Loan, 7.929%, (SOFR + 3.50%), 6/18/29	8,193	$ 7,595,205
		$ 7,595,205
Energy — 0.7%
Epic Y-Grade Services LP, Term Loan, 10.044%, (SOFR + 5.75%), 6/29/29	24,625	$ 24,739,763
New Generation Gas Gathering LLC, Term Loan, 10.041%, (SOFR + 5.75%), 9/30/29	14,776	14,541,762
		$ 39,281,525
Food, Beverage & Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	17,252	$ 17,355,556
		$ 17,355,556
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(1)(15)	11,685	$ 11,685,031
Spectacle Gary Holdings LLC, Term Loan, 8.662%, (SOFR + 4.25%), 12/11/28	14,478	14,641,106
		$ 26,326,137
Healthcare — 0.9%
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.312%, (SOFR + 4.00%), 4/23/31	8,993	$ 9,074,581
Jazz Financing Lux SARL, Term Loan, 6.562%, (SOFR + 2.25%), 5/5/28	7,814	7,845,270
Pluto Acquisition I, Inc.:
Term Loan, 9.837%, (SOFR + 5.50%), 6/20/28	4,539	4,646,847
Borrower/Description	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Pluto Acquisition I, Inc.: (continued)
Term Loan - Second Lien, 8.523%, (SOFR + 4.00%), 9/20/28	12,905	$ 11,812,145
Team Health Holdings, Inc., Term Loan, 9.541%, (SOFR + 5.25%), 3/2/27	20,075	19,548,117
		$ 52,926,960
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	11,487	$ 11,692,629
		$ 11,692,629
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 5/23/29	20,046	$ 20,547,422
		$ 20,547,422
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27	29,442	$ 29,569,559
		$ 29,569,559
Services — 0.4%
AlixPartners LLP, Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28	19,341	$ 19,429,645
		$ 19,429,645
Super Retail — 0.8%
Hanesbrands, Inc., Term Loan, 6.162%, (SOFR + 1.75%), 11/19/26	5,385	$ 5,388,030
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28	10,543	10,600,272
Petco Health & Wellness Co., Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/3/28	14,309	13,781,069
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28	18,261	18,329,522
		$ 48,098,893
Technology — 0.7%
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	5,099	$ 5,138,675
Fortress Intermediate 3, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 6/27/31	32,065	32,165,000

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Technology (continued)
Riverbed Technology, Inc., Term Loan, 8.829%, (SOFR + 4.50%), 6.829% cash, 2.00% PIK, 7/1/28	3,613	$ 2,222,063
Travelport Finance (Luxembourg) SARL, Term Loan, 12.197%, (SOFR + 7.89%), 9/30/28	2,442	2,307,205
		$ 41,832,943
Total Senior Floating-Rate Loans (identified cost $401,999,557)		$ 403,483,145

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(1)(3)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(3)	$12,070,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(1)(2)(3)	57,265	$ 12,989,525
		$ 12,989,525
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(3)	$6,987,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(3)	15,196,000	0
		$ 0
Paper — 0.0%(13)
Enviva LLC, Escrow Certificates(3)	$9,257,000	$ 1,851
		$ 1,851
Services — 0.0%(13)
Hertz Corp., Escrow Certificates(3)(4)	$3,679,000	$ 754,195
		$ 754,195
Total Miscellaneous (identified cost $0)		$ 13,745,571

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(16)	196,435,529	$ 196,435,529
Total Short-Term Investments (identified cost $196,435,529)		$ 196,435,529
Total Investments — 99.2% (identified cost $5,708,620,624)		$5,739,515,608
Other Assets, Less Liabilities — 0.8%		$ 47,060,450
Net Assets — 100.0%		$5,786,576,058
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Restricted security.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $4,517,774,109 or 78.1% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $76,015,790 or 1.3% of the Fund's net assets.
(6)	When-issued security.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Amount is less than 0.05%.
(14)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(15)	Fixed-rate loan.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	92,922,849	EUR	88,779,679	Goldman Sachs International	4/30/25	$433,877	$ —
USD	8,488,353	GBP	6,828,251	State Street Bank and Trust Company	4/30/25	24,237	—
						$458,114	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2025, the Fund owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 8,968,362
Enviva LLC	12/6/24	387,716	2,426,451	7,172,746
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$4,006,702	$16,141,108
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$15,830,000	$15,592,550	$16,041,046
Total Preferred Stocks			$15,592,550	$16,041,046
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$12,989,525
Total Miscellaneous			$0	$12,989,525
Total Restricted Securities			$19,599,252	$45,171,679
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $196,435,529, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$199,166,329	$299,137,091	$(301,867,891)	$ —	$ —	$196,435,529	$2,255,579	196,435,529
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Income Fund of Boston
January 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 18,583,939	$ 12,928,474	$ 8,968,362	$ 40,480,775
Convertible Bonds	—	25,860,272	—	25,860,272
Corporate Bonds	—	5,014,930,470	—	5,014,930,470
Preferred Stocks	28,538,800	16,041,046	—	44,579,846
Senior Floating-Rate Loans	—	391,798,114	11,685,031	403,483,145
Miscellaneous	—	756,046	12,989,525	13,745,571
Short-Term Investments	196,435,529	—	—	196,435,529
Total Investments	$243,558,268	$5,462,314,422	$33,642,918	$5,739,515,608
Forward Foreign Currency Exchange Contracts	$ —	$ 458,114	$ —	$ 458,114
Total	$243,558,268	$5,462,772,536	$33,642,918	$5,739,973,722
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.